INCOME TAX EXPENSE/(CREDIT)	12 Months Ended
Dec. 31, 2018
Disclosure Of INCOME TAX EXPENSE CREDIT [Abstract]
Disclosure of income tax [text block]
9.	INCOME TAX EXPENSE/(CREDIT)

	For the years ended December 31,
	2018	2017	2016
	RMB’000	RMB’000	RMB’000
Current Tax:
PRC Income Tax	-	5,185	2,166
Over-provision of PRC Income Tax in prior year	-	-	-
	-	5,185	2,166
Deferred tax expense	209	4,556	3,415
	209	9,741	5,581

Reconciliation between income tax expense (credit) and (loss) profit before taxation at applicable tax rates is as follows:

	For the years ended December 31,
	2018 RMB’000	2017 RMB’000	2016 RMB’000
Loss before taxation	(418,465)	(78,285)	(316,221)
Tax calculated at a tax rate of 25%	(104,616)	(19,571)	(79,055)
Tax effect on non-deductible expenses	-	-	30
Tax effect on different tax rates of group entities operating in other jurisdictions	588	218	3,840
Impairment losses on property, plant and equipment, and investment property that are not tax deductible	20,191	8,817	55,210
Impairment losses on land use right that are not tax deductible	1,064	353	2,380
Inventory provision that are not tax deductible	13,993	(683)	23,176
Bad debts expense that are not tax deductible	79,057	6,232	-
Depreciation and amortization adjustments that are not tax deductible	(15,890)	(15,617)	-
Income tax refund that are not expected to receive	-	24,270	-
Net operating losses not recognized to deferred tax assets	5,822	5,722	-
Tax per financial statements	209	9,741	5,581

British Virgin Islands Profits Tax

The Company has not been subject to any taxation in this jurisdiction for the years ended December 31, 2018, 2017 and 2016.

Hong Kong Profits Tax

The subsidiary in Hong Kong is subject to tax charged on Hong Kong sourced income with a statutory tax rate of
16.5
% for the years ended December 31, 2018, 2017 and 2016. No Hong Kong profits tax has been provided as the Company has no assessable profit arising in Hong Kong for the years ended December 31, 2018, 2017 and 2016.

PRC Income Tax

The subsidiaries in the PRC are subject to the enterprise income tax in accordance with “PRC Enterprise Income Tax Law” (“EIT Law”), and the applicable income tax rate for the years ended December 31, 2018, 2017 and 2016 is
25
%.

Under the prevailing EIT Law and its relevant regulations, any dividends paid by the Company’s PRC subsidiaries to an overseas parent made out of profits earned after January 1, 2008 to non-PRC corporate residents are subject to a 10% PRC dividend withholding tax, unless reduced by tax treaties or arrangements. In addition, under the Sino-Hong Kong Double Tax Arrangement and its relevant regulations, a qualified Hong Kong tax resident will be liable for withholding tax at the rate of 5% for dividend income derived from the PRC if the Hong Kong tax resident is the “beneficial owner” and holds 25% or more of the equity interests of the PRC company. Deferred tax liabilities have been provided for based on the expected dividends to be distributed from these subsidiaries in the foreseeable future in respect of the profits generated since 1 January 2008.

Dividends withholding tax represents tax charged/to be charged by the PRC tax authority on dividends distributed or intended to be distributed by the
Company’s
subsidiaries in Mainland China during the years.

Deferred tax (assets)/liabilities recognized in the consolidated statements of financial position and the movements during the years are as follows:

	Dividend withholding	Inventory	Impairment	Bad debt	Net operating	Depreciation and
Deferred tax arising from:	tax	provision	loss	allowance	loss	amortization	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2016	1,404	(9,375)	-	-	-	(209)	(8,180)
Charges/(credits) for the year	(1,404)	4,610	-	-	-	209	3,415
As of December 31, 2016	-	(4,765)	-	-	-	-	(4,765)
Charges/(credits) for the year	-	4,765	-	-	-	(209)	4,556
As of December 31, 2017	-	-	-	-	-	(209)	(209)
Charges/(credits) for the year	-	-	-	-	-	209	209
As of December 31, 2018	-	-	-	-	-	-	-

Hengda and Hengdali, the Company’s PRC subsidiaries, have cumulative undistributed earnings of RMB329,503,000, RMB 380,109,000 and RMB 409,816,000, as of December 31, 2018, 2017 and 2016, which are included in consolidated retained earnings. Deferred tax liabilities of RMB nil has been recognized to the extent of distributable profits earned by Hengda as of December 31, 2018, 2017 and 2016. No provision has been made for deferred taxes related to future repatriation of the remaining earnings, as the Company controls the dividend policy of these PRC subsidiaries and it has been determined that it is probable that these profits will not be distributed in the foreseeable future. If the Company were to distribute these cumulated earnings in the foreseeable future, the deferred tax liabilities of RMB
16,475,000
, RMB
19,005,000
and RMB
20,491,000
would be recognized as of December 31, 2018, 2017 and 2016, respectively.

For the purpose of presentation in the consolidated statements of financial position, certain deferred tax assets and liabilities have been offset. The following is the analysis of the deferred tax balances in the consolidated statements of financial position for financial presentation purposes:

	As of December 31,
	2018 RMB’000	2017 RMB’000
Deferred tax assets	-	(209)
Deferred tax liabilities	-	-
	-	(209)